UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
__________________

FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23133

CC REAL ESTATE INCOME FUND-T
(Exact name of registrant as specified in charter)

590 Madison Avenue, 34th Floor
New York, NY 10022
(Address of principal executive offices)(Zip code)

Kevin P. Traenkle
Chief Executive Officer and President
CC Real Estate Income Fund-T
590 Madison Avenue, 34th Floor
New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 547-2600

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 – June 30, 2019

Item 1. Proxy Voting Record.

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period from July 1, 2018 through June 30, 2019 with respect to which CC Real Estate Income Fund-T was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CC Real Estate Income Fund-T

By:	/s/ Kevin P. Traenkle
Name: Kevin P. Traenkle
Title: Chairman, Chief Executive Officer and President

Date: August 15, 2019